Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 1,272,477	$ 1,913,044
Less: accumulated depreciation	(914,439)	(1,031,768)
Property and equipment, net	358,038	881,276
Transportation equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, plant and equipment, gross	991,984	1,253,545
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, plant and equipment, gross	37,248	152,230
Electronic equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, plant and equipment, gross	140,558	267,120
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property, plant and equipment, gross	$ 102,687	$ 240,149